UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

345 California Street, Suite 1600

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

With a Copy To:
John A. Blaisdell, Principal Executive Officer Forward Funds 345 California Street, Suite 1600 San Francisco, CA 94104 (Name and address of agent for service)	George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investment of the following series of the registrant are included herewith: Salient Adaptive Balanced Fund, Salient Adaptive Income Fund, Salient Adaptive US Equity Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund.

2

Schedule of Investments (See Note 1) (Unaudited)

Salient Adaptive Balanced Fund

March 31, 2018

			Value
Shares		Allocation	(See Note 1)

Affiliated Investment Companies: 75.51%

896,362	Salient Adaptive Growth Fund - Class I(a)	25.22%	$6,355,204
115,812	Salient Adaptive US Equity Fund - Institutional Class	17.93%	4,520,141
459,764	Salient International Dividend Signal Fund - Institutional Class	12.73%	3,209,152
45,250	Salient International Real Estate Fund - Institutional Class	2.52%	634,410
46,365	Salient Select Income Fund - Institutional Class	3.76%	946,768
117,759	Salient Tactical Muni & Credit Fund - Institutional Class	3.61%	909,103
305,062	Salient Trend Fund - Class I	9.74%	2,455,750

	Total Affiliated Investment Companies (Cost $17,725,200)		19,030,528

Exchange-Traded Funds: 21.98%

19,603	iShares® 7-10 Year Treasury Bond ETF	8.03%	2,022,834
9,835	iShares® Core MSCI Emerging Markets ETF	2.28%	574,364
25,942	iShares® Emerging Markets High Yield Bond ETF	5.05%	1,273,233
10,146	iShares® iBoxx $ High Yield Corporate Bond ETF	3.45%	868,904
7,875	PIMCO Enhanced Short Maturity ETF	3.17%	799,706

	Total Exchange-Traded Funds (Cost $5,584,235)		5,539,041

	Total Investments: 97.49% (Cost $23,309,435)		24,569,569

	Net Other Assets and Liabilities: 2.51%		631,370

	Net Assets: 100.00%		$25,200,939

Percentages are stated as a percent of net assets.

(a)	Salient Adaptive Growth Fund’s Annual Report, along with the report of the independent registered public accounting firm, may be obtained at www.salientpartners.com. As of March 31, 2018, the percentage of the Fund’s net assets invested in Salient Adaptive Growth Fund was 25.22%.

Investment Abbreviations:

ETF - Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

Schedule of Investments (See Note 1) (Unaudited)

Salient Adaptive Income Fund

March 31, 2018

Shares		Allocation	Value (See Note 1)

Affiliated Investment Companies: 27.31%

40,669	Salient International Dividend Signal Fund - Institutional Class	1.89%	$283,866
77,634	Salient International Real Estate Fund - Institutional Class	7.26%	1,088,430
80,613	Salient Select Income Fund - Institutional Class	10.98%	1,646,120
139,420	Salient Tactical Muni & Credit Fund - Institutional Class	7.18%	1,076,325

	Total Affiliated Investment Companies (Cost $4,129,704)		4,094,741

Exchange-Traded Funds: 40.65%

17,731	iShares® Core MSCI Emerging Markets ETF	6.91%	1,035,490
44,698	iShares® Emerging Markets High Yield Bond ETF	14.63%	2,193,778
17,679	iShares® iBoxx $ High Yield Corporate Bond ETF	10.10%	1,514,030
13,300	PIMCO Enhanced Short Maturity ETF	9.01%	1,350,615

	Total Exchange-Traded Funds (Cost $6,106,343)		6,093,913

	Total Investments: 67.96% (Cost $10,236,047)		10,188,654

	Net Other Assets and Liabilities: 32.04%		4,802,441

	Net Assets: 100.00%		$14,991,095

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

Schedule of Investments (See Note 1) (Unaudited)

Salient Adaptive US Equity Fund

March 31, 2018

	Shares	Value (See Note 1)
Exchange-Traded Funds: 88.97%

Consumer Discretionary Select Sector SPDR® Fund	48,533	$4,915,908
Financial Select Sector SPDR® Fund	89,627	2,471,016
Health Care Select Sector SPDR® Fund	30,823	2,508,992
Materials Select Sector SPDR® Fund	13,918	792,491
Vanguard Industrials ETF	30,108	4,188,324
Vanguard Information Technology ETF	28,566	4,884,786

Total Exchange-Traded Funds (Cost $18,905,188)		19,761,517

Total Investments: 88.97% (Cost $18,905,188)		19,761,517

Net Other Assets and Liabilities: 11.03%		2,449,849(a)

Net Assets: 100.00%		$22,211,366

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for futures contracts.

Futures Contracts Purchased

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
CBOE Volatility Index	61	June 2018	$1,148,325	$112,705
Total Futures Contracts			$1,148,325	$112,705

Futures Contracts Sold

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
E-Mini S&P® 500	43	June 2018	$5,682,450	$134,022
Total Futures Contracts			$5,682,450	$134,022

Investment Abbreviations:

CBOE – Chicago Board Options Exchange

ETF - Exchange-Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

Schedule of Investments (See Note 1) (Unaudited)

Salient EM Infrastructure Fund

March 31, 2018

	Shares	Value (See Note 1)
Common Stocks: 92.99%

Brazil: 11.80%
CCR SA	295,000	$1,115,146
Cia de Saneamento do Parana	72,660	1,315,889
Ecorodovias Infraestrutura e Logistica SA	192,000	510,612
		2,941,647

Chile: 4.59%
Aguas Andinas SA, Class A	605,900	394,131
Enel Americas SA	3,212,600	749,979
		1,144,110

China: 32.64%
China Communications Services Corp., Ltd., Class H	1,009,500	603,270
China Machinery Engineering Corp., Class H	868,040	460,115
ENN Energy Holdings, Ltd.	152,604	1,363,065
Jiangsu Expressway Co., Ltd., Class H	581,039	821,790
Qingdao Port International Co., Ltd., Class H	1,126,160	833,698
Shenzhen International Holdings, Ltd.	475,000	1,039,799
SITC International Holdings Co., Ltd.	1,392,723	1,384,179
Yuexiu Transport Infrastructure, Ltd.	1,550,198	1,193,045
Zhejiang Expressway Co., Ltd., Class H	432,000	440,909
		8,139,870

Hong Kong: 7.99%
COSCO SHIPPING Ports, Ltd.	355,595	299,042
Guangdong Investment, Ltd.	526,744	828,223
HKBN, Ltd.	732,384	864,137
		1,991,402

Indonesia: 0.99%
Link Net Tbk PT	650,000	246,686

Malaysia: 2.66%
Tenaga Nasional Bhd	158,821	663,534

Mexico: 11.47%
Grupo Aeroportuario del Centro Norte SAB de CV	244,900	1,196,346
PLA Administradora Industrial S de RL de CV	515,233	860,138
Promotora y Operadora de Infraestructura SAB de CV	80,950	804,914
		2,861,398

Philippines: 2.43%
Manila Electric Co.	99,600	607,020

Russia: 3.66%
LUKOIL PJSC, Sponsored ADR	11,518	797,276
Mobile TeleSystems PJSC, Sponsored ADR	10,200	116,178
		913,454

Singapore: 1.59%
Singapore Technologies Engineering, Ltd.	145,000	397,018

Thailand: 5.97%
BTS Rail Mass Transit Growth Infrastructure Fund	1,941,000	738,660
TTW PCL	1,956,400	750,777
		1,489,437

Turkey: 5.03%
Aygaz AS	140,000	517,375
TAV Havalimanlari Holding AS	122,900	737,033
		1,254,408

Vietnam: 2.17%
PetroVietnam Nhon Trach 2 Power JSC	400,440	541,598

Total Common Stocks (Cost $20,347,559)		23,191,582

Limited Partnerships: 0.66%

Bermuda: 0.66%
Hoegh LNG Partners LP	10,200	165,240

Total Limited Partnerships (Cost $176,531)		165,240

Participation Notes: 1.58%

Pakistan: 1.58%
HUB Power Co., Ltd, Sponsored GDR (Participation Notes issued by Macquarie Bank, Ltd.), expiring 03/29/19	450,000	394,315

Total Participation Notes (Cost $420,411)		394,315

Total Investments: 95.23% (Cost $20,944,501)		23,751,137

Net Other Assets and Liabilities: 4.77%		1,189,714

Net Assets: 100.00%		$24,940,851

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Schedule of Investments (See Note 1) (Unaudited)

Salient International Dividend Signal Fund

March 31, 2018

		Value
	Shares	(See Note 1)

Common Stocks: 94.11%

Australia: 1.36%
Sonic Healthcare, Ltd.	56,821	$998,515

Brazil: 2.60%
CCR SA	148,000	559,463
Cia de Saneamento do Parana	75,000	1,358,267
		1,917,730

Canada: 1.02%
Shaw Communications, Inc., Class B	38,800	747,288

China: 6.13%
China Gas Holdings, Ltd.	308,000	1,120,442
China Machinery Engineering Corp., Class H	1,096,400	581,159
Sinopharm Group Co., Ltd., Class H	171,352	858,054
SITC International Holdings Co., Ltd.	1,964,800	1,952,746
		4,512,401

France: 9.54%
AXA SA(a)	38,028	1,010,699
Danone SA(a)	17,880	1,446,091
LVMH Moet Hennessy Louis Vuitton SE(a)	5,285	1,627,034
Orpea(a)	6,224	790,722
Schneider Electric SE(a)	16,100	1,413,264
Unibail-Rodamco SE	3,231	738,068
		7,025,878

Georgia: 1.29%
BGEO Group Plc(a)	19,100	952,913

Germany: 1.11%
RIB Software SE	38,398	816,898

Hong Kong: 3.34%
Guangdong Investment, Ltd.	1,181,400	1,857,569
Sun Hung Kai Properties, Ltd.	38,000	600,396
		2,457,965

India: 1.90%
Infosys, Ltd., Sponsored ADR(a)	78,400	1,399,440

Indonesia: 3.21%
Astra Graphia Tbk PT	4,587,907	523,190
Bank Mandiri Persero Tbk PT	2,090,300	1,165,284

Kalbe Farma Tbk PT	6,200,807	675,592
		2,364,066

Japan: 11.25%
Disco Corp.	7,660	1,606,797
Kuraray Co., Ltd.(a)	69,900	1,195,602
Santen Pharmaceutical Co., Ltd.(a)	85,300	1,410,911
Tokio Marine Holdings, Inc.	24,300	1,090,023
United Arrows, Ltd.	32,021	1,200,731
Zenkoku Hosho Co., Ltd.(a)	40,958	1,782,205
		8,286,269

Malaysia: 1.51%
Globetronics Technology BHD	1,022,030	1,109,753

Mexico: 1.49%
Grupo Aeroportuario del Centro Norte SAB de CV	112,000	547,124
PLA Administradora Industrial S de RL de CV	327,757	547,163
		1,094,287

Netherlands: 4.31%
Koninklijke Ahold Delhaize NV	64,484	1,526,745
Koninklijke Vopak NV	33,602	1,647,623
		3,174,368

Norway: 2.76%
Marine Harvest ASA(a)	101,420	2,033,886

Philippines: 3.07%
D&L Industries, Inc.	7,181,952	1,591,172
Globe Telecom, Inc.	17,550	545,563
Xurpas, Inc.	1,710,400	119,976
		2,256,711

Russia: 2.88%
LUKOIL PJSC, Sponsored ADR(a)	30,594	2,117,717

Singapore: 1.92%
China Yuchai International, Ltd.(a)	66,881	1,415,871

Sri Lanka: 3.12%
Commercial Bank of Ceylon Plc	1,345,606	898,799
Hatton National Bank Plc	612,153	732,854
Piramal Glass Ceylon Plc	17,918,874	667,498
		2,299,151

Sweden: 1.92%
Investor AB, Class B(a)	31,984	1,414,224

Switzerland: 6.37%
Givaudan SA	634	1,443,079
Partners Group Holding AG	2,942	2,184,958
UBS Group AG	60,576	1,064,199
		4,692,236

Taiwan: 3.13%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(a)	36,480	1,596,365
Wah Lee Industrial Corp.	355,700	710,009
		2,306,374

Thailand: 1.01%
TTW PCL	1,945,043	746,419

Turkey: 1.56%
TAV Havalimanlari Holding AS	191,650	1,149,327

United Kingdom: 10.28%
BT Group Plc	219,500	700,607
Derwent London Plc	19,889	865,591
GlaxoSmithKline Plc	67,863	1,327,254
Inchcape Plc(a)	86,100	834,717
Prudential Plc	51,398	1,282,503
Tesco Plc(a)	555,345	1,604,270
WPP Plc, Sponsored ADR(a)	12,000	954,600
		7,569,542

United States: 3.74%
Samsonite International SA	471,900	2,146,599
Schlumberger, Ltd.	9,360	606,341
		2,752,940

Vietnam: 2.29%
PetroVietnam Nhon Trach 2 Power JSC	605,410	818,821
Vietnam Dairy Products JSC	95,460	866,315
		1,685,136

Total Common Stocks (Cost $51,923,098)		69,297,305

Participation Notes: 1.68%

Bangladesh: 0.76%
Grameenphone, Ltd., (Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	100,400	557,610

Pakistan: 0.92%
Habib Bank, Ltd. (Participation Notes issued by Macquarie Bank, Ltd.), expiring 03/29/19	375,500	677,202

Total Participation Notes (Cost $1,098,205)		1,234,812

Preferred Stocks: 2.59%

Germany: 2.59%
Sixt SE(a)	24,979	1,908,671

Total Preferred Stocks (Cost $684,640)		1,908,671

	Currency	Principal Amount	Value (See Note 1)
Collateralized Mortgage Obligations: 1.31%

United States: 1.31%
FHLMC, REMICS
2.500%, 04/15/28(b)	USD	4,212,956	319,904
3.000%, 06/15/26(b)	USD	1,109,011	73,631
3.000%, 06/15/27(b)	USD	1,116,224	104,686
3.000%, 09/15/31(b)	USD	832,073	87,684
3.500%, 04/15/30(b)	USD	421,033	23,075
4.000%, 12/15/23(b)	USD	45,691	172
5.000%, 02/15/24(b)	USD	40,971	1,219
7.20% - 1M US L, 09/15/26(b)(c)	USD	224,037	26,833

FNMA, REMICS
3.000%, 09/25/27(b)	USD	164,443	14,432
4.500%, 12/25/20(b)	USD	31,675	690
5.000%, 03/25/23(b)	USD	1,196	7
5.000%, 03/25/24(b)	USD	4,476	140
6.48% - 1M US L, 04/25/42(b)(c)	USD	1,027,732	175,965
6.68% - 1M US L, 07/25/41(b)(c)	USD	175,201	25,488
7.80% - 1M US L, 04/25/32(b)(c)	USD	252,757	37,175

GNMA, REMICS
6.60% - 1M US L, 09/16/33(b)(c)	USD	514,286	79,355
			970,456

Total Collateralized Mortgage Obligations (Cost $2,787,741)			970,456

Corporate Bonds: 1.59%

United States: 1.59%
Citigroup, Inc., Sr. Unsec. Medium-Term Notes 4* (USISDA30-USISDA02-0.250%)%, 09/29/34(c)	USD	1,000,000	630,800
Morgan Stanley, Sr. Unsec. Medium-Term Notes 5* (USISDA30-USISDA02)%, 08/29/34(c)	USD	984,000	538,740
			1,169,540

Total Corporate Bonds (Cost $1,933,877)			1,169,540

Government Bonds: 0.39%

Egypt: 0.39%
Egypt Treasury Bond
16.750%, 09/06/19	EGP	5,000,000	285,645

Total Government Bonds (Cost $266,930)			285,645

Total Investments: 101.67% (Cost $58,694,491)			74,866,429

Net Other Assets and Liabilities: (1.67)%			(1,229,168)

Net Assets: 100.00%			$73,637,261

Percentages are stated as a percent of net assets.

Libor Rates:
1M US L - 1 Month LIBOR as of March 31, 2018 was 1.883%
USISDA02 - 2-Year ICE Swap Rate as of March 31, 2018 was 2.581%
USISDA30 - 30-Year ICE Swap Rate as of March 31, 2018 was 2.835%

(a)	Security, or portion of security, is being held as collateral for futures contracts, credit default swap contracts, swap contracts, short sales, options written or the line(s) of credit. At period end, the aggregate market value of those securities was $25,392,970, representing 34.48% of net assets.

(b)	Interest only security.

(c)	Variable rate investment. Interest rates reset periodically. The reference rate and spread are indicated in the description above, along with the reference rate in effect at March 31, 2018.

Investment Abbreviations:

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

Sr. - Senior

Unsec. - Unsecured

Currency Abbreviations:

EGP - Egyptian Pound

USD - U.S. Dollar

Schedule of Investments (See Note 1) (Unaudited)

Salient International Real Estate Fund

March 31, 2018

	Shares	Value (See Note 1)
Common Stocks: 92.53%

Australia: 6.42%
Garda Diversified Property Fund	535,600	$468,959
Mirvac Group	259,600	428,680
Scentre Group	139,000	408,887
		1,306,526

France: 4.83%
Gecina SA	1,800	312,510
Klepierre	9,300	374,765
Unibail-Rodamco SE	1,300	296,963
		984,238

Germany: 5.54%
ADO Properties SA(a)	7,200	405,045
alstria office REIT AG	19,000	297,609
Vonovia SE	8,600	425,921
		1,128,575

Hong Kong: 11.59%
Henderson Land Development Co., Ltd.	111,660	727,028
Hongkong Land Holdings, Ltd.	63,000	434,070
Link REIT	72,500	618,936
Swire Properties, Ltd.	165,400	579,563
		2,359,597

Italy: 5.58%
Beni Stabili SpA	740,000	615,521
COIMA RES SpA(a)	50,000	520,481
		1,136,002

Japan: 16.76%
Mitsubishi Estate Co., Ltd.	40,000	657,864
Mitsui Fudosan Co., Ltd.	30,000	713,876
NIPPON REIT Investment Corp.	120	360,885
Nomura Real Estate Holdings, Inc.	7,700	178,452
NTT Urban Development Corp.	38,100	460,831
Sumitomo Realty & Development Co., Ltd.	15,000	553,169
Tokyo Tatemono Co., Ltd.	32,600	488,671
		3,413,748

Netherlands: 1.98%
InterXion Holding NV(b)	6,500	403,715

Singapore: 7.17%
CapitaLand, Ltd.	172,600	469,955
Keppel REIT	514,700	474,993
UOL Group, Ltd.	78,900	514,506
		1,459,454

Spain: 6.14%
Inmobiliaria Colonial SA	27,900	322,698
Lar Espana Real Estate Socimi SA	30,200	362,306
Merlin Properties Socimi SA	36,900	564,822
		1,249,826

Sweden: 3.41%
Fabege AB	18,400	398,419
Hufvudstaden AB, Class A	19,900	295,290
		693,709

Switzerland: 1.00%
PSP Swiss Property AG	2,100	204,728

United Kingdom: 20.47%
Belmond, Ltd., Class A(b)	25,300	282,095
Capital & Counties Properties Plc	160,000	610,586
Derwent London Plc	13,900	604,943
Grainger Plc	103,000	417,632
Great Portland Estates Plc	53,232	497,325
Hammerson Plc	38,900	292,859
Helical Plc	126,800	574,619
Segro Plc	68,140	574,750
Workspace Group Plc	22,600	314,542
		4,169,351

United States: 1.64%
Equinix, Inc.	800	334,512

Total Common Stocks (Cost $16,096,259)		18,843,981

Total Investments: 92.53% (Cost $16,096,259)		18,843,981

Net Other Assets and Liabilities: 7.47%		1,521,761

Net Assets: 100.00%		$20,365,742

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $925,526, representing 4.54% of net assets.

(b)	Non-income producing security.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments (See Note 1) (Unaudited)

Salient International Small Cap Fund

March 31, 2018

	Shares	Value (See Note 1)
Common Stocks: 95.75%

Australia: 5.33%
carsales.com, Ltd.	74,534	$773,392
Domino’s Pizza Enterprises, Ltd.	30,754	985,688
Link Administration Holdings, Ltd.	285,735	1,830,287
OZ Minerals, Ltd.	145,284	1,003,153
REA Group, Ltd.	28,870	1,756,372
		6,348,892

Austria: 0.65%
Schoeller-Bleckmann Oilfield Equipment AG(a)	6,995	769,036

Belgium: 2.55%
D’Ieteren SA NV	15,955	645,888
KBC Ancora	23,452	1,447,155
Kinepolis Group NV	14,272	946,538
		3,039,581

Denmark: 0.51%
FLSmidth & Co., A/S	9,502	609,617

Finland: 2.06%
Huhtamaki Oyj	22,443	984,199
Valmet Oyj	73,187	1,466,064
		2,450,263

France: 8.86%
Cie Plastic Omnium SA	34,530	1,652,763
Fnac Darty SA(a)	15,202	1,628,298
Maisons du Monde SA	21,960	801,434
SOITEC(a)	10,742	778,511
Solutions 30 SE(a)	23,769	897,871
Teleperformance	15,196	2,355,940
Trigano SA	6,958	1,255,969
Worldline SA(a)	23,068	1,171,126
		10,541,912

Germany: 5.59%
AIXTRON SE(a)	27,697	534,201
Ceconomy AG	92,102	1,059,608
Hypoport AG(a)	2,569	431,164
Jenoptik AG	36,714	1,297,420
LEG Immobilien AG	8,362	939,800
Nemetschek SE	8,758	980,642

Scout24 AG	30,233	1,407,657
		6,650,492

Hong Kong: 2.53%
HKBN, Ltd.	859,500	1,014,121
Johnson Electric Holdings, Ltd.	223,000	836,802
Samsonite International SA	253,800	1,154,496
		3,005,419

Ireland: 2.40%
Dalata Hotel Group Plc(a)	238,240	1,817,485
Smurfit Kappa Group Plc	25,513	1,033,441
		2,850,926

Italy: 3.59%
Cerved Information Solutions SpA	69,263	863,326
Credito Emiliano SpA	165,939	1,451,719
Datalogic SpA	40,297	1,261,900
Fila SpA	32,295	694,610
		4,271,555

Japan: 33.15%
77 Bank, Ltd.	59,900	1,420,306
Aeon Delight Co., Ltd.	38,600	1,385,762
Alps Electric Co., Ltd.	53,600	1,304,676
Anicom Holdings, Inc.	24,300	999,131
Bank of Kyoto, Ltd.	14,100	787,125
cocokara fine, Inc.	18,000	1,241,671
D.A. Consortium Holdings, Inc.(a)	57,000	1,312,438
DeNA Co., Ltd.	42,200	760,675
Dip Corp.	47,900	1,494,554
Don Quijote Holdings Co., Ltd.	18,100	1,027,433
Dowa Holdings Co., Ltd.	32,500	1,146,915
Glory, Ltd.	34,000	1,206,240
Hoshizaki Corp.	10,707	943,862
Investors Cloud Co., Ltd.	41,800	910,600
Japan Hotel REIT Investment Corp.	1,434	1,013,456
JTEKT Corp.	60,000	867,253
Kanamoto Co., Ltd.	30,200	1,004,727
Kenedix Retail REIT Corp.	510	1,109,581
Kewpie Corp.	31,000	846,342
Kinden Corp.	135,100	2,233,362
Kobe Bussan Co., Ltd.	21,400	962,351
Maxell Holdings, Ltd.	45,300	856,998
Nabtesco Corp.	8,800	337,014
Otsuka Corp.	30,000	1,511,207
Persol Holdings Co., Ltd.	61,400	1,759,974
Pola Orbis Holdings, Inc.	20,800	859,133
Sodick Co., Ltd.	68,200	877,457
Sumco Corp.	39,400	1,007,911
Sundrug Co., Ltd.	43,500	2,015,460
Tokuyama Corp.	30,800	961,008
Tokyo Steel Manufacturing Co., Ltd.	90,200	719,701
Tokyo Tatemono Co., Ltd.	55,000	824,444
Toshiba Plant Systems & Services Corp.	58,500	1,266,707
Tsumura & Co.	17,000	587,144
Vital KSK Holdings, Inc.	62,500	616,747
YAMADA Consulting Group Co., Ltd.	41,100	1,272,727
		39,452,092

Netherlands: 2.28%
BE Semiconductor Industries NV	13,297	1,358,807
TKH Group NV	21,209	1,357,025
		2,715,832

Singapore: 0.96%
Keppel DC REIT	1,040,707	1,142,980

Spain: 1.19%
NH Hotel Group SA	181,038	1,422,313

Sweden: 4.50%
Concentric AB	55,687	980,381
Coor Service Management Holding AB	147,392	1,180,930
Hemfosa Fastigheter AB	41,130	498,990
Husqvarna AB, Class B	126,011	1,214,564
Tele2 AB, Class B	123,622	1,482,759
		5,357,624

Switzerland: 3.86%
BKW AG	18,618	1,238,603
Bobst Group SA	9,058	1,001,497
Clariant AG	50,080	1,194,900
Komax Holding AG	3,214	927,219
Sunrise Communications Group AG	2,804	234,791
		4,597,010

United Kingdom: 15.74%
Arrow Global Group Plc	271,684	1,334,106
Ashmore Group Plc	154,838	826,808
BBA Aviation Plc	291,562	1,310,635
Card Factory Plc	275,683	731,408
Coats Group Plc	1,194,108	1,283,307
Essentra Plc	142,738	848,709
IG Group Holdings Plc	80,649	902,377
Informa Plc	153,666	1,549,256
Jardine Lloyd Thompson Group Plc	79,579	1,431,346
Melrose Industries Plc	481,050	1,559,051
Moneysupermarket.com Group Plc	259,006	1,042,191
On the Beach Group Plc	196,658	1,476,126
Polypipe Group Plc	249,029	1,215,871
Secure Trust Bank Plc	33,913	861,198
Spirax-Sarco Engineering Plc	15,371	1,241,097
Synthomer Plc	165,598	1,114,275
		18,727,761

Total Common Stocks (Cost $82,028,254)		113,953,305

Total Investments: 95.75% (Cost $82,028,254)		113,953,305

Net Other Assets and Liabilities: 4.25%		5,052,350

Net Assets: 100.00%	$119,005,655

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments (See Note 1) (Unaudited)

Salient Real Estate Fund

March 31, 2018

	Shares	Value (See Note 1)

Common Stocks: 81.27%

Healthcare Providers & Services: 0.48%
Genesis Healthcare, Inc.(a)	52,900	$79,879

Hotels, Restaurants & Leisure: 2.20%
Belmond, Ltd., Class A(a)	33,100	369,065

IT Services: 2.00%
Equinix, Inc.	800	334,512

Real Estate Operating/Development: 1.60%
Forest City Realty Trust, Inc., Class A	13,200	267,432

REITs-Apartments: 9.80%
American Campus Communities, Inc.	3,300	127,446
AvalonBay Communities, Inc.	3,300	542,718
Clipper Realty, Inc.	18,200	154,154
Equity Residential	6,600	406,692
Essex Property Trust, Inc.	1,700	409,156
		1,640,166

REITs-Diversified: 12.41%
Alexander & Baldwin, Inc.	6,600	152,658
American Assets Trust, Inc.	16,500	551,265
Farmland Partners, Inc.	16,500	137,775
Howard Hughes Corp.(a)	1,700	236,521
Resource Capital Corp.	21,500	204,465
Urstadt Biddle Properties, Inc., Class A	18,200	351,260
Vornado Realty Trust	6,600	444,180
		2,078,124

REITs-Healthcare: 5.17%
Sabra Health Care REIT, Inc.	24,800	437,720
Ventas, Inc.	5,000	247,650
Welltower, Inc.	3,300	179,619
		864,989

REITs-Hotels: 1.70%
Chatham Lodging Trust	14,900	285,335

REITs-Industrial: 1.95%
DCT Industrial Trust, Inc.	5,800	326,772

REITs-Mortgage: 2.22%
Colony NorthStar, Inc., Class A	66,200	372,044

REITs-Office Property: 14.06%
Alexandria Real Estate Equities, Inc.	3,300	412,137
Digital Realty Trust, Inc.	3,300	347,754
Government Properties Income Trust	19,900	271,834
HCP, Inc.	11,000	255,530
Mack-Cali Realty Corp.	16,500	275,715
Paramount Group, Inc.	33,100	471,344
SL Green Realty Corp.	3,300	319,539
		2,353,853

REITs-Regional Malls: 6.11%
GGP, Inc.	13,200	270,072
Macerich Co.	5,000	280,100
Taubman Centers, Inc.	8,300	472,353
		1,022,525

REITs-Residential: 1.98%
American Homes 4 Rent, Class A	16,500	331,320

REITs-Shopping Centers: 10.89%
Acadia Realty Trust	11,600	285,360
Brixmor Property Group, Inc.	7,900	120,475
DDR Corp.	38,000	278,540
Kimco Realty Corp.	8,300	119,520
Kite Realty Group Trust	18,200	277,186
Retail Opportunity Investments Corp.	23,400	413,478
Tanger Factory Outlet Centers, Inc.	14,900	327,800
		1,822,359

REITs-Storage: 2.68%
Jernigan Capital, Inc.	24,800	448,880

REITs-Warehouse/Industrial: 6.02%
Prologis, Inc.	10,700	673,993
Terreno Realty Corp.	9,700	334,747
		1,008,740

Total Common Stocks (Cost $13,392,001)		13,605,995

Exchange-Traded Funds: 4.51%

Vanguard Real Estate ETF	10,000	754,700

Total Exchange-Traded Funds (Cost $753,681)		754,700

Total Investments: 85.78% (Cost $14,145,682)		14,360,695

Net Other Assets and Liabilities: 14.22%		2,379,961

Net Assets: 100.00%		$16,740,656

Percentages are stated as a percent of net assets.

(a)Non-income	producing security.

Investment Abbreviations:

ETF – Exchange-Traded Fund

REIT - Real Estate Investment Trust

Schedule of Investments (See Note 1) (Unaudited)

Salient Select Income Fund

March 31, 2018

	Shares	Value (See Note 1)

Common Stocks: 17.79%

REITs-Apartments: 1.27%
Clipper Realty, Inc.(a)	940,796	$7,968,542

REITs-Diversified: 1.23%
Resource Capital Corp.(b)	810,000	7,703,100

REITs-Healthcare: 3.09%
Sabra Health Care REIT, Inc.(b)	1,097,325	19,367,786

REITs-Hotels: 2.22%
Chatham Lodging Trust	726,300	13,908,645

REITs-Mortgage: 2.37%
Colony NorthStar, Inc., Class A(b)	2,646,412	14,872,835

REITs-Regional Malls: 1.18%
Taubman Centers, Inc.	130,500	7,426,755

REITs-Storage: 3.74%
Jernigan Capital, Inc.(a)(b)	1,296,700	23,470,270

REITs-Warehouse/Industrial: 2.69%
STAG Industrial, Inc.(b)	706,118	16,890,343

Total Common Stocks (Cost $123,426,541)		111,608,276

Convertible Preferred Stocks: 12.82%

REITs-Diversified: 2.45%
Lexington Realty Trust
Series C, 6.500%(b)	316,455	15,348,067

REITs-Residential: 3.79%
American Homes 4 Rent
Series C, 5.500%(b)	841,000	23,758,250

REITs-Shopping Centers: 2.04%
Ramco-Gershenson Properties Trust
Series D, 7.250%(b)	245,700	12,827,997

REITs-Specialized: 4.54%
EPR Properties
Series C, 5.750%	248,700	6,045,897
Series E, 9.000%(b)	644,101	22,421,156
		28,467,053

Total Convertible Preferred Stocks (Cost $64,429,981)		80,401,367

Preferred Stocks: 62.19%

Oil, Gas & Consumable Fuels: 1.06%
TravelCenters of America LLC
8.250%, 1/15/2028	270,170	6,646,182

REITs-Diversified: 5.67%
CorEnergy Infrastructure Trust, Inc.
Series A, 7.375%	494,055	12,321,731
Global Net Lease, Inc.
Series A, 7.250%	452,382	11,309,550
Investors Real Estate Trust
Series C, 6.625%	80,000	1,850,400
Landmark Infrastructure Partners LP
Series B, 7.900%	95,319	2,271,452
Spirit Realty Capital, Inc.
Series A, 6.000%	200,000	4,346,000
Vornado Realty Trust
Series M, 5.250%	150,000	3,447,000
		35,546,133

REITs-Healthcare: 3.91%
Global Medical REIT, Inc.
Series A, 7.500%	400,000	9,792,000
Sabra Health Care REIT, Inc.
Series A, 7.125%	586,136	14,712,014
		24,504,014

REITs-Hotels: 15.42%
Ashford Hospitality Prime, Inc.
Series B, 5.500%(b)	2,672,459	51,498,285
Hersha Hospitality Trust
Series C, 6.875%	275,000	6,710,000
Series E, 6.500%	269,408	6,261,042
Pebblebrook Hotel Trust
Series D, 6.375%(b)	177,725	4,391,585
RLJ Lodging Trust
Series A, 1.950%(b)	910,000	23,095,800
Summit Hotel Properties, Inc.
Series E, 6.250%	200,000	4,807,800
		96,764,512

REITs-Industrial: 1.34%
Plymouth Industrial REIT, Inc.
Series A, 7.500%	179,195	4,452,136
QTS Realty Trust
Series A, 7.125%	60,368	1,532,743
Rexford Indus Realty, Inc.
Series B, 5.875%	100,000	2,435,000
		8,419,879

REITs-Mortgage: 9.87%
Colony NorthStar, Inc.
Series G, 7.500%(b)	367,984	8,555,628
Series H, 7.125%(b)	390,000	8,872,500
Series I, 7.150%	200,000	4,592,000
iStar Financial, Inc.
Series D, 8.000%(b)	264,339	6,656,056
Series G, 7.650%(b)	838,447	20,709,641
Series I, 7.500%	275,200	6,797,440

Sutherland Asset Management Corp.
7.000%, 8/15/2023	225,513	5,728,030
		61,911,295

REITs-Office Property: 1.59%
Gramercy Property Trust
Series A, 7.125%	263,479	6,758,236
Highwoods Properties, Inc.
Series A, 8.625%	2,624	3,207,484
		9,965,720

REITs-Regional Malls: 1.11%
Washington Prime Group, Inc.
Series I, 6.875%(b)	340,669	6,983,715

REITs-Residential: 5.93%
Bluerock Residential Growth REIT, Inc.
Series A, 8.250%	200,000	4,996,000
Series C, 7.625%	167,500	3,864,225
Series D, 7.125%	215,631	4,582,159
UMH Properties, Inc.
Series B, 8.000%(b)	329,000	8,734,950
Series C, 6.750%(b)	600,000	15,006,000
		37,183,334

REITs-Shopping Centers: 10.32%
Cedar Realty Trust, Inc.
Series B, 7.250%	59,515	1,361,703
Series C, 6.500%	200,000	4,172,000
Kimco Realty Corp.
Series L, 5.125%	200,000	4,404,000
Pennsylvania Real Estate Investment Trust
Series D, 6.875%	200,000	4,000,000
Saul Centers, Inc.
Series C, 6.875%	452,083	11,302,075
Series D, 6.125%	375,000	8,801,250
Seritage Growth Properties
Series A, 7.000%	120,000	2,581,200
Urstadt Biddle Properties, Inc.
Series G, 6.750%	450,000	11,506,500
Series H, 6.250%	350,000	8,680,000
Wheeler Real Estate Investment Trust, Inc.
Series B, 9.000%	388,109	5,569,364
Series D, 8.750%	150,000	2,344,500
		64,722,592

REITs-Specialized: 2.92%
Farmland Partners, Inc.
Series B, 6.000%	734,982	18,330,451

REITs-Storage: 1.17%
National Storage Affiliates Trust
Series A, 6.000%	300,000	7,347,000

REITs-Warehouse/Industrial: 1.88%
Monmouth Real Estate Investment Corp.
Series C, 6.125%(b)	400,000	9,720,000
STAG Industrial, Inc.
Series B, 6.625%	82,963	2,083,201
		11,803,201

Total Preferred Stocks (Cost $392,562,726)		390,128,028
	Principal Amount
Convertible Corporate Bonds: 6.73%

REITs-Diversified: 6.73%
Consolidated-Tomoka Land Co., Sr. Unsec. Notes
4.500%, 03/15/20	$18,628,000	19,982,442
CorEnergy Infrastructure Trust, Inc., Sr. Unsec. Notes
7.000%, 06/15/20	19,000,000	22,273,548
		42,255,990

Total Convertible Corporate Bonds (Cost $36,537,360)		42,255,990

Total Investments: 99.53% (Cost $616,956,608)		624,393,661

Net Other Assets and Liabilities: 0.47%		2,923,694

Net Assets: 100.00%		$627,317,355

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See note 3 for more information.

(b)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $62,939,619, representing 10.03% of net assets.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Sr. - Senior

Unsec. - Unsecured

Schedule of Investments (See Note 1) (Unaudited)

Salient Select Opportunity Fund

March 31, 2018

	Shares	Value (See Note 1)
Common Stocks: 58.72%

Banks: 14.26%
BankUnited, Inc.	5,400	$215,892
Commerzbank AG(a)	26,000	337,321
Unione di Banche Italiane SpA	110,822	506,036
		1,059,249

Capital Goods: 3.23%
Ferrovial SA	11,500	240,058

Financials: 6.18%
Berkshire Hathaway, Inc., Class B(a)(b)	2,300	458,804

Healthcare Providers & Services: 3.56%
Genesis Healthcare, Inc.(a)(b)	175,000	264,250

Hotels & Motels: 4.80%
Belmond, Ltd., Class A(a)(b)	32,000	356,800

Hotels, Restaurants & Leisure: 3.26%
Chipotle Mexican Grill, Inc.(a)(b)	750	242,332

Industrial Conglomerates: 2.56%
General Electric Co.	14,100	190,068

IT Services: 1.76%
InterXion Holding NV(a)(b)	2,100	130,431

Media: 3.31%
Madison Square Garden Co., Class A(a)	1,000	245,800

REITs-Mortgage: 6.02%
CIM Commercial Trust Corp.(b)	19,545	247,244
Colony NorthStar, Inc., Class A(b)	35,491	199,460
		446,704

REITs-Shopping Centers: 1.92%
DDR Corp.(b)	19,500	142,935

REITs-Specialized: 2.73%
Resource Capital Corp.	21,332	202,867

REITs-Storage: 2.90%
Jernigan Capital, Inc.	11,900	215,390

Thrifts & Mortgage Finance: 2.23%
New York Community Bancorp, Inc.	12,700	165,481

Total Common Stocks (Cost $5,169,695)		4,361,169

Exchange-Traded Funds: 4.61%

SPDR® S&P 500® ETF Trust	1,300	342,095

Total Exchange-Traded Funds (Cost $342,279)		342,095

Limited Partnerships: 2.75%

Capital Markets: 2.75%
Blackstone Group LP(b)	6,400	204,480

Total Limited Partnerships (Cost $139,426)		204,480

Convertible Preferred Stocks: 5.71%

REITs-Residential: 5.71%
American Homes 4 Rent
Series C, 5.500%(b)	15,000	423,750

Total Convertible Preferred Stocks (Cost $367,425)		423,750

	Principal Amount

Contingent Convertible Securities: 7.56%

Banks: 7.56%
Deutsche Bank AG, Jr. Sub. Notes
7.500%, Perpetual Maturity(b)(c)	$300,000	300,561
UniCredit SpA, Jr. Sub. Notes
8.000%, Perpetual Maturity(c)	250,000	261,062
		561,623

Total Contingent Convertible Securities (Cost $536,445)		561,623

Corporate Bonds: 4.27%

Department Stores: 4.27%
JC Penney Corp., Inc., Sr. Unsec. Notes
6.375%, 10/15/36	500,000	317,500

Total Corporate Bonds (Cost $387,521)		317,500

Convertible Corporate Bonds: 2.89%

REITs-Diversified: 2.89%
Consolidated-Tomoka Land Co., Sr. Unsec. Notes
4.500%, 03/15/20(b)	200,000	214,542

Total Convertible Corporate Bonds (Cost $200,000)		214,542

	Par Value

Short-Term Securities: 12.08%

U.S. Treasury Bill
1.659%, 06/07/18(d)	900,000	897,266

Total Short-Term Securities (Cost $897,253)		897,266

Total Investments: 98.59% (Cost $8,040,044)		7,322,425

Net Other Assets and Liabilities: 1.41%		104,520

Net Assets: 100.00%		$7,426,945

Percentages are stated as a percent of net assets.

(a)Non-income	producing security.

(b)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $2,758,004, representing 37.14% of net assets.

(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Interest rate shown reflects the current fixed rate in effect at March 31, 2018. Interest rate will change at a future date.

(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Investment Abbreviations:

ETF - Exchange-Traded Fund

Jr. - Junior

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Schedule of Investments (See Note 1) (Unaudited)

Salient Tactical Growth Fund

March 31, 2018

	Shares	Value (See Note 1)

Exchange-Traded Funds: 49.73%

SPDR® S&P 500® ETF Trust(a)	737,931	$194,186,543

Total Exchange-Traded Funds (Cost $178,471,056)		194,186,543

Total Investments: 49.73% (Cost $178,471,056)		194,186,543

Net Other Assets and Liabilities: 50.27%		196,299,151

Net Assets: 100.00%		$390,485,694

Percentages are stated as a percent of net assets.

(a)	The SPDR® S&P 500® ETF Trust Annual Report, along with the report of the independent registered public accounting firm, is included in the Security’s Form N-CSR available at “www.sec.gov”. As of March 31, 2018, the percentage of the Fund’s net assets invested in the SPDR S&P 500 ETF Trust was 49.73%.

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipts

Schedule of Investments (See Note 1) (Unaudited)

Salient Tactical Muni & Credit Fund

March 31, 2018

	Principal Amount	Value (See Note 1)

Corporate Bonds: 0.48%

Financials: 0.48%
Illinois Receivables Trust II, Sec. Notes
8.250%, 07/01/18(a)(b)(c)	$264,528	$267,299

Total Corporate Bonds (Cost $264,528)		267,299

Municipal Bonds: 92.63%

Alabama: 6.38%
Black Belt Energy Gas District, Alabama Gas Prepay Revenue Bonds, Series A
4.000%, 12/01/48	1,000,000	1,073,440
County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F
0.000%, 10/01/50(d)	1,500,000	1,249,380
The Lower Alabama Gas District Revenue Bonds, Series A
5.000%, 09/01/46	1,000,000	1,223,300
		3,546,120

Arizona: 1.59%
Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds
5.000%, 12/01/37	745,000	885,194

California: 8.26%
California State School Financing Authority Revenue Bonds (Launchpad Development Co.), Series A
5.000%, 06/01/46(b)	500,000	515,130

California Statewide Communities Development Authority Revenue Bonds (Front Porch Communities & Services), Series A
5.000%, 04/01/29	170,000	197,064

M-S-R Energy Authority Revenue Bonds, Series B
6.500%, 11/01/39	1,000,000	1,408,050

Stockton Public Financing Authority Revenue Bonds (Delta Water Supply Project), Series A
6.250%, 10/01/40	2,100,000	2,470,104
		4,590,348

Colorado: 1.75%
City & County of Denver, Colorado Airport System Revenue Bonds (Denver International Airport), Series B
1M US L * 0.7 + 0.860%, 11/15/31(e)	965,000	969,323

Florida: 2.78%
Florida Development Finance Corp. Surface Transportation Facility Revenue Bonds (Brightline Passenger Rail Project)
5.625%, 01/01/47(b)	1,500,000	1,545,720

Georgia: 4.68%
Atlanta, Georgia Development Authority Senior Health Georgia Proton Treatment Center Revenue Bonds, Series A1
6.750%, 01/01/35	500,000	515,400
Main Street Natural Gas, Inc., Georgia Gas Supply Revenue Bonds, Series B
1M US L * 0.67 + 0.75%, 04/01/48(e)	1,000,000	994,480
Savannah College of Art & Design Projects Revenue Bonds (Private Colleges & Universities Authority)
5.000%, 04/01/33	1,000,000	1,089,500
		2,599,380

Illinois: 11.79%
City of Chicago, Illinois Board of Education Refunding Dedicated General Obligation Bonds, Series G
5.000%, 12/01/34	1,000,000	1,004,500

City of Chicago, Illinois General Obligation Bonds, Series 2002B
5.500%, 01/01/34	1,100,000	1,171,852

City of Chicago, Illinois General Obligation Bonds, Series A
6.000%, 01/01/38	1,000,000	1,124,290

State of Illinois Finance Authority Revenue Bonds (Better Housing Foundation Icarus Portfolio Project), Series A
5.000%, 12/01/37	500,000	520,975

State of Illinois Finance Authority Revenue Bonds (Presence Health Network), Series C
5.000%, 02/15/29	1,500,000	1,715,670

State of Illinois General Obligation Bonds, Series A
5.000%, 04/01/35	1,000,000	1,011,000
		6,548,287

Iowa: 6.70%
Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
6.500%, 06/01/23	3,660,000	3,721,159

Kentucky: 2.01%
Kentucky Economic Development Finance Authority Hospital Revenue Bonds
5.000%, 08/15/31	1,000,000	1,116,330

Maine: 2.04%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A
5.000%, 07/01/46	1,100,000	1,135,926

Maryland: 0.89%
State of Maryland Economic Development Corp., Revenue Bonds (CNX Marine Terminals, Inc.)
5.750%, 09/01/25	470,000	492,344

Massachusetts: 1.97%
Massachusetts Development Finance Agency Revenue Bonds (Emerson College), Series A
5.000%, 01/01/47	1,000,000	1,096,310

Michigan: 1.91%
State of Michigan Finance Authority Revenue Bonds, Series F1
4.500%, 10/01/29	1,000,000	1,060,030

Missouri: 2.22%
State of Missouri Health and Education Facilities Authority Revenue Bonds (Stars Mercy Health System), Series A
2.885%, 06/01/31(e)	800,000	787,576
State of Missouri Health and Education Facilities Authority Revenue Bonds (Stars Mercy Health System), Series C
2.856%, 06/01/31(e)	450,000	443,011
		1,230,587

Nebraska: 2.17%
Central Plains, Nebraska Energy Project Refunding Revenue Bonds (Project No.3), Series A
5.000%, 09/01/42	1,000,000	1,205,930

New Jersey: 1.86%
New Jersey Economic Development Authority Revenue Bonds, School Facilities Construction (SIFMA Index Notes), Series I
MUNIPSA * 1 + 1.550%, 09/01/27(e)	500,000	493,915
New Jersey Economic Development Authority Revenue Bonds, Series DDD
5.000%, 06/15/34	500,000	538,940
		1,032,855

New York: 2.87%
New York Liberty Development Corp., Refunding Revenue Bonds (World Trade Center Project), Class 1-3
5.000%, 11/15/44(b)	1,500,000	1,592,655

Ohio: 8.58%
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2
5.125%, 06/01/24	2,000,000	1,960,580
6.500%, 06/01/47	2,790,000	2,807,465
		4,768,045

Oregon: 0.90%
County of Clackamas, Oregon Hospital Facility Authority Revenue Bonds (Senior Living Willamette View Project), Series B
3.000%, 11/15/22	500,000	502,505

Pennsylvania: 2.97%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds
5.000%, 05/01/27(b)	1,000,000	1,119,900
Blythe Township, Pennsylvania Solid Waste Authority Revenue Bonds
7.750%, 12/01/37	500,000	527,375
		1,647,275

Puerto Rico: 1.62%
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU
3M US L * 0.67 + 0.52%, 07/01/29(e)	1,025,000	902,000

Rhode Island: 1.94%
Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Series A
5.000%, 06/01/40	1,000,000	1,075,220

Texas: 10.88%
City of Irving, Texas Hospital Authority Revenue Bonds (Baylor Scott & White Medical Center), Series B
MUNIPSA * 1 + 1.100%, 10/15/44(e)	1,000,000	1,000,000
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Longhorn Village Project)
5.000%, 01/01/30	630,000	683,191
North Texas Tollway Authority Revenue Bonds, Series B
5.000%, 01/01/45	1,000,000	1,100,090
Port Beaumont Navigation District Dock & Wharf Facilities Revenue Bonds (Jefferson Energy Co.)
7.250%, 02/01/36(b)	1,000,000	1,037,610
State of Texas, General Obligation Bonds
5.500%, 08/01/30	1,000,000	1,192,730

Texas State Public Finance Authority, Taxable Revenue Bonds (Texas Windstorm Insurance Association)
8.250%, 07/01/24	1,000,000	1,028,500
		6,042,121

Virgin Islands: 0.34%
Virgin Islands Public Finance Authority Revenue Refunding Bonds (Matching Fund Loan), Sr. Lien, Series B
5.000%, 10/01/24	250,000	191,250

Washington: 2.00%
Port of Seattle, Washington Revenue Bonds, Series A
5.000%, 04/01/40	1,000,000	1,112,860

West Virginia: 1.53%
West Virginia Economic Development Authority Refunding Revenue Bonds (Morgantown Energy Assistance Project)
2.875%, 12/15/26	865,000	848,081

Total Municipal Bonds (Cost $48,941,449)		51,457,855

	Par Value
Short-Term Securities: 3.42%

FHLB, Discount Notes
1.626%, 05/02/18(f)	1,900,000	1,897,446

Total Short-Term Securities (Cost $1,897,382)		1,897,446

Total Investments: 96.53% (Cost $51,103,359)		53,622,600

Net Other Assets and Liabilities: 3.47%		1,926,156(g)

Net Assets: 100.00%		$55,548,756

Percentages are stated as a percent of net assets.

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2018 was 1.883%

3M US L - 3 Month LIBOR as of March 31, 2018 was 2.312%

MUNIPSA - SIFMA Municipal Swap Index Yield as of March 31, 2018 was 1.580%

(a)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $6,078,314, representing 10.94% of net assets.

(c)	Fair valued using significant unobservable inputs as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $267,299, or 0.48% of the Fund’s net assets.
(d)	Represents a step-up bond. Rate disclosed is as of March 31, 2018.
(e)	Variable rate investment. Interest rates reset periodically. The reference rate and spread are indicated in the description above, along with the reference rate in effect at March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(g)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts Sold

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
U.S. Treasury Long Bond Futures	6	June 2018	$879,750	$(19,799)
Total Futures Contracts			$879,750	$(19,799)

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
4/26/2017	Illinois Receivables Trust II, Sec. Notes 8.250%, 07/01/18(a)(b)(c)	$264,528	$267,299	0.48%
		$264,528	$267,299	0.48%

Investment Abbreviations:

FHLB - Federal Home Loan Bank

LIBOR - London Interbank Offered Rate

Sec. - Secured

Sr. - Senior

Schedule of Investments (See Note 1) (Unaudited)

Salient Tactical Real Estate Fund

March 31, 2018

	Shares	Value (See Note 1)

Common Stocks: 93.77%

Healthcare Providers & Services: 0.67%
Genesis Healthcare, Inc.(a)(b)	141,500	$213,665

Hotels, Restaurants & Leisure: 2.03%
Belmond, Ltd., Class A(a)(b)	57,800	644,470

IT Services: 3.85%
Equinix, Inc.(a)	1,600	669,024
InterXion Holding NV(a)(b)	8,900	552,779
		1,221,803

Media: 2.09%
Madison Square Garden Co., Class A(a)(b)	2,700	663,660

Real Estate Operating/Development: 1.98%
Forest City Realty Trust, Inc., Class A(a)	31,000	628,060

REITs-Apartments: 11.53%
American Campus Communities, Inc.	4,100	158,342
AvalonBay Communities, Inc.(a)	6,700	1,101,882
Clipper Realty, Inc.(a)	37,300	315,931
Equity Residential(a)	17,800	1,096,836
Essex Property Trust, Inc.(a)	4,100	986,788
		3,659,779

REITs-Diversified: 15.16%
Alexander & Baldwin, Inc.(a)	27,045	625,551
American Assets Trust, Inc.(a)	31,900	1,065,779
Farmland Partners, Inc.(a)	36,700	306,445
Howard Hughes Corp.(a)(b)	4,100	570,433
Resource Capital Corp.(a)	81,900	778,869
Urstadt Biddle Properties, Inc., Class A(a)	34,900	673,570
Vornado Realty Trust(a)	11,800	794,140
		4,814,787

REITs-Healthcare: 5.58%
Sabra Health Care REIT, Inc.(a)	43,900	774,835
Ventas, Inc.	9,800	485,394
Welltower, Inc.(a)	9,400	511,642
		1,771,871

REITs-Hotels: 2.09%
Chatham Lodging Trust(a)	34,600	662,590

REITs-Industrial: 2.00%
DCT Industrial Trust, Inc.	11,300	636,642

REITs-Mortgage: 2.34%
Colony NorthStar, Inc., Class A(a)	131,951	741,565

REITs-Office Property: 16.80%
Alexandria Real Estate Equities, Inc.(a)	6,200	774,318

Digital Realty Trust, Inc.(a)	10,000	1,053,800
Government Properties Income Trust(a)	41,300	564,158
HCP, Inc.(a)	21,400	497,122
Mack-Cali Realty Corp.	36,500	609,915
Paramount Group, Inc.(a)	74,600	1,062,304
SL Green Realty Corp.(a)	8,000	774,640
		5,336,257

REITs-Regional Malls: 5.61%
GGP, Inc.(a)	26,100	534,006
Macerich Co.(a)	8,400	470,568
Taubman Centers, Inc.(a)	13,650	776,821
		1,781,395

REITs-Residential: 2.32%
American Homes 4 Rent, Class A(a)	36,656	736,052

REITs-Shopping Centers: 11.16%
Acadia Realty Trust(a)	41,100	1,011,060
Brixmor Property Group, Inc.(a)	15,300	233,325
Kimco Realty Corp.(a)	15,100	217,440
Kite Realty Group Trust(a)	40,869	622,435
Retail Opportunity Investments Corp.(a)	45,400	802,218
Tanger Factory Outlet Centers, Inc.(a)	29,900	657,800
		3,544,278

REITs-Storage: 2.43%
Jernigan Capital, Inc.(a)	42,600	771,060

REITs-Warehouse/Industrial: 6.13%
Prologis, Inc.	20,600	1,297,594
Terreno Realty Corp.	18,800	648,788
		1,946,382

Total Common Stocks (Cost $30,508,737)		29,774,316

Convertible Preferred Stocks: 1.52%

REITs-Hotels: 1.52%
Ashford Hospitality Prime, Inc., Series B
5.500%(a)	25,100	483,677

Total Convertible Preferred Stocks (Cost $612,589)		483,677

Total Investments: 95.29% (Cost $31,121,326)		30,257,993

Net Other Assets and Liabilities: 4.71%		1,495,637

Net Assets: 100.00%		$31,753,630

Schedule of Securities Sold Short: (15.14%)

Exchange-Traded Funds: (15.14%)
iShares® U.S. Real Estate ETF	(63,700)	$(4,807,439)

Total Securities Sold Short (Proceeds $4,760,681)		$(4,807,439)

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $23,353,805, representing 73.55% of net assets.

(b)	Non-income producing security.

Investment Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Schedule of Investments (See Note 1) (Unaudited)

Salient US Dividend Signal Fund

March 31, 2018

	Shares	Value (See Note 1)
Common Stocks: 93.20%

Consumer Discretionary: 13.15%
Comcast Corp., Class A	5,800	$198,186
Home Depot, Inc.	1,900	338,656
Interpublic Group of Companies, Inc.	7,200	165,816
McDonald’s Corp.	600	93,828
Pool Corp.	1,000	146,220
Starbucks Corp.	1,400	81,046
Time Warner, Inc.	500	47,290
Walt Disney Co.	1,000	100,440
		1,171,482
Consumer Staples: 5.62%
Costco Wholesale Corp.	1,200	226,116
Procter & Gamble Co.	1,100	87,208
Wal-Mart Stores, Inc.	2,100	186,837
		500,161
Energy: 4.94%
Chevron Corp.	1,200	136,848
Schlumberger, Ltd.	1,700	110,126
Suncor Energy, Inc.	5,600	193,424
		440,398
Financials: 16.78%
BlackRock, Inc.	500	270,860
CenterState Banks, Corp.	7,000	185,710
CME Group, Inc., Class A	900	145,566
First American Financial Corp., Class A	1,000	58,680
JPMorgan Chase & Co.	2,000	219,940
Prologis, Inc., REIT	800	50,392
Sterling Bancorp	7,900	178,145
U.S. Bancorp	4,700	237,350
Virtu Financial, Inc., Class A	4,500	148,500
		1,495,143
Healthcare: 12.32%
Amgen, Inc.	1,400	238,672
Becton Dickinson & Co.	1,100	238,370
Cardinal Health, Inc.	1,200	75,216
Johnson & Johnson	2,400	307,560
Medtronic PLC	2,000	160,440
Roche Holding AG, Sponsored ADR	2,700	77,287
		1,097,545
Industrials: 12.52%
3M Co.	800	175,616
Acuity Brands, Inc.	400	55,676
Eaton Corp. Plc	1,400	111,874
General Dynamics Corp.	900	198,810
John Bean Technologies Corp.	1,250	141,750
Owens Corning	2,400	192,960
United Technologies Corp.	1,900	239,058
		1,115,744
Information Technology: 23.47%
Accenture Plc, Class A	1,800	276,300
Apple, Inc.	1,933	324,319

Broadridge Financial Solutions, Inc.	2,100	230,349
Cisco Systems, Inc.	5,100	218,739
KLA-Tencor Corp.	1,900	207,119
Littelfuse, Inc.	1,000	208,180
Microsoft Corp.	3,900	355,953
Texas Instruments, Inc.	2,600	270,114
		2,091,073
Materials: 2.95%
Eastman Chemical Co.	1,601	169,034
Neenah Paper, Inc.	1,200	94,080
		263,114
Real Estate: 1.45%
HFF, Inc., Class A	2,600	129,220

Total Common Stocks (Cost $7,152,505)		8,303,880

Limited Partnerships: 1.00%

Financials: 1.00%
Blackstone Group LP	2,800	89,460

Total Limited Partnerships (Cost $91,829)		89,460

Total Investments: 94.20% (Cost $7,244,334)		8,393,340

Net Other Assets and Liabilities: 5.80%		516,752

Net Assets: 100.00%		$8,910,092

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Forward Funds

Notes to Schedules of Investments (Unaudited)

March 31, 2018

1. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The Schedules of Investments have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions during the reporting period. Actual results may differ from those estimates and such differences may be significant. Each Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services- Investment Companies”.

(b) PORTFOLIO VALUATION

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rated bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Salient Management, based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or Salient Management may determine value based on quotes from dealers that make markets in such securities.

Bank loans are primarily valued by using a composite loan price from an independent pricing vendor (approved by the Board of Trustees). The methodology used by the Funds’ independent pricing vendor for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies, including the Underlying Funds, are valued at the investment company’s applicable net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholder transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

(d) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

(e) MASTER LIMITED PARTNERSHIPS (“MLPs”)

Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. Certain Funds may invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members).

The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. Investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

(g) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a

Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As of March 31, 2018, Salient Tactical Real Estate Fund held securities sold short with a value of $4,807,439. No other Funds held securities sold short as of March 31, 2018.

(h) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their\ market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Salient Adaptive US Equity Fund, Salient Tactical Growth and Salient Tactical Muni & Credit Fund invested in futures contracts in accordance with their investment objectives during the three months ended March 31, 2018. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options during the three months ended March 31, 2018.

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund there under. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Salient Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

No Funds held swap agreements at March 31, 2018.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. No Funds held warrants as of March 31, 2018.

(i) CASH MANAGEMENT TRANSACTIONS

The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

(j) COMMODITY FUTURES TRADING COMMISSION REGULATION

Salient Adaptive Balanced Fund and Salient Adaptive US Equity Fund are each subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to rules enacted by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC mandated disclosure, reporting and recordkeeping obligations are in effect with respect to this Fund. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase each of these Fund’s expenses, adversely affecting its total return.

(k) LEVERAGE

Salient International Dividend Signal Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

Salient International Dividend Signal Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR for borrowing under these agreements.

Salient International Dividend Signal Fund, Salient Select Income Fund and Salient Tactical Real Estate Fund also maintains a separate line of credit with Société Générale. For borrowings under this agreement, the Fund is charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

Salient Tactical Real Estate Fund and Salient US Dividend Signal Fund did not borrow under their respective BNP Paribas line of credit agreements during the three months ended March 31, 2018. Salient International Dividend Signal Fund, Salient Select Income Fund, Salient Select Opportunity Fund, and Salient Tactical Real Estate Fund have each pledged a portion of its investment securities as the collateral for its lines of credit. As of March 31, 2018, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Salient International Dividend Signal Fund	$25,392,970	$7,363,495

Salient Select Income Fund	62,498,369	27,274,534

Salient Select Opportunity Fund	2,758,004	540,608

2. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total

Salient Adaptive Balanced Fund

Affiliated Investment Companies	$19,030,528	$–	$–	$19,030,528

Exchange-Traded Funds	5,539,041	–	–	5,539,041

Total	$24,569,569	$–	$–	$24,569,569

Salient Adaptive Income Fund

Affiliated Investment Companies	$4,094,741	$–	$–	$4,094,741

Exchange-Traded Funds	6,093,913	–	–	6,093,913

Total	$10,188,654	$–	$–	$10,188,654

Salient Adaptive US Equity Fund

Exchange-Traded Funds	$19,761,517	$–	$–	$19,761,517

Total	$19,761,517	$–	$–	$19,761,517

Salient EM Infrastructure Fund

Common Stocks(a)	$23,191,582	$–	$–	$23,191,582

Limited Partnerships(a)	165,240	–	–	165,240

Participation Notes(a)	–	394,315	–	394,315

Total	$23,356,822	$394,315	$–	$23,751,137

Salient International Dividend Signal Fund

Common Stocks(a)	$69,297,305	$–	$–	$69,297,305

Participation Notes(a)	–	1,234,812	–	1,234,812

Preferred Stocks(a)	1,908,671	–	–	1,908,671

Collateralized Mortgage Obligations(a)	–	970,456	–	970,456

Corporate Bonds(a)	–	1,169,540	–	1,169,540

Government Bonds(a)	–	285,645	–	285,645

Total	$71,205,976	$3,660,453	$–	$74,866,429

Salient International Real Estate Fund

Common Stocks(a)	$18,843,981	$–	$–	$18,843,981

Total	$18,843,981	$–	$–	$18,843,981

Salient International Small Cap Fund

Common Stocks(a)	$113,953,305	$–	$–	$113,953,305

Total	$113,953,305	$–	$–	$113,953,305

Salient Real Estate Fund

Common Stocks(a)	$13,605,995	$–	$–	$13,605,995

Exchange-Traded Funds	754,700	–	–	754,700

Total	$14,360,695	$–	$–	$14,360,695

Salient Select Income Fund

Common Stocks(a)	$111,608,276	$–	$–	$111,608,276

Convertible Preferred Stocks(a)	80,401,367	–	–	80,401,367

Preferred Stocks(a)	390,128,028	–	–	390,128,028

Convertible Corporate Bonds(a)	–	42,255,990	–	42,255,990

Total	$582,137,671	$42,255,990	$–	$624,393,661

Salient Select Opportunity Fund

Common Stocks(a)	$4,361,169	$–	$–	$4,361,169

Exchange-Traded Funds	342,095	–	–	342,095

Limited Partnerships(a)	204,480	–	–	204,480

Convertible Preferred Stocks(a)	423,750	–	–	423,750

Contingent Convertible Securities(a)	–	561,623	–	561,623

Corporate Bonds(a)	–	317,500	–	317,500

Convertible Corporate Bonds(a)	–	214,542	–	214,542

Short-Term Securities	–	897,266	–	897,266

Total	$5,331,494	$1,990,931	$–	$7,322,425

Salient Tactical Growth Fund

Exchange-Traded Funds	$194,186,543	$–	$–	$194,186,543

Total	$194,186,543	$–	$–	$194,186,543

Salient Tactical Muni & Credit Fund

Corporate Bonds(a)	$–	$–	$267,299(b)	$267,299

Municipal Bonds(a)	–	51,457,855	–	51,457,855

Short-Term Securities	–	1,897,446	–	1,897,446

Total	$–	$53,355,301	$267,299	$53,622,600

Salient Tactical Real Estate Fund

Common Stocks(a)	$29,774,316	$–	$–	$29,774,316

Convertible Preferred Stocks(a)	483,677	–	–	483,677

Total	$30,257,993	$–	$–	$30,257,993

Salient US Dividend Signal Fund

Common Stocks(a)	$8,303,880	$–	$–	$8,303,880

Limited Partnerships(a)	89,460	–	–	89,460

Total	$8,393,340	$–	$–	$8,393,340

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Schedule of Investments.

(b) Security is valued based on the original transaction price, adjusted daily based on a treasury bond issue of similar duration, selected to serve as a proxy for the price movement of the security.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total

Salient Adaptive US Equity Fund

Assets

Futures Contracts	$246,727	$–	$–	$246,727

Total	$246,727	$–	$–	$246,727

Salient Tactical Muni & Credit Fund

Liabilities

Futures Contracts	$(19,799)	$–	$–	$(19,799)

Total	$(19,799)	$–	$–	$(19,799)

Salient Tactical Real Estate Fund

Liabilities

Securities Sold Short

Exchange-Traded Funds	$(4,807,439)	$–	$–	$(4,807,439)

Total	$(4,807,439)	$–	$–	$(4,807,439)

(a) Other financial instruments are derivative instruments reflected in the schedules to the Schedule of Investments, such as futures contracts and short sales.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of March 31, 2018, there were no transfers between Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Salient Tactical Muni & Credit Fund	Corporate Bonds
Balance as of December 31, 2017	$266,922
Accrued discount/premium	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	377
Purchases	-
Sales Proceeds	-
Transfer into Level 3	-
Transfer out of Level 3	-

Balance as of March 31, 2018	$267,299

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2018	$377

As of March 31, 2018, no other Funds, except above, had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

During the three months ended March 31, 2018, Salient Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, change in unrealized appreciation/depreciation, shares and value of investment by each fund in affiliated companies for the three months ended March 31, 2018 were as follows:

Salient Select Income Fund

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 3/31/2018	Dividend Income	Change in Unrealized Appreciation/Depreciation	Realized Gain/Loss
Investments in affiliates held as of March 31, 2018
Common Stocks
Clipper Realty, Inc.	940,796	-	-	940,796	$7,968,542	$89,376	(1,430,010)	$-
Jernigan Capital, Inc.	1,296,700	-	-	1,296,700	23,470,270	453,845	(1,179,997)	-

					$31,438,812	$543,221	$(2,610,007)	$-

The Salient Adaptive Balanced Fund and the Salient Adaptive Income Fund (collectively, the “Allocation Funds”) may invest in certain securities that are considered affiliated companies as they share the same Board of Trustees and/or are managed by subsidiaries of Salient Partners, L.P. and are “related companies” for purposes of applicable fund-of-fund rules. The purchases, sales, dividend income, realized capital gains, change in unrealized appreciation/depreciation, shares and value of investment by each fund in affiliated companies for the three months ended March 31, 2018 were as follows:

Salient Adaptive Balanced Fund

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 03/31/2018	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/(Loss)
Investments in affiliates held as of March 31,2018
Salient Funds—Class I shares
Salient Adaptive Growth Fund	840,125	134,699	(78,462)	896,362	$6,355,204	$-	$(116,420)	$(27,480)
Salient Trend Fund	307,202	42,186	(44,326)	305,062	2,455,750	-	12,769	(149,378)
Salient Funds—Institutional Class shares
Salient Adaptive US Equity Fund	137,234	5,702	(27,124)	115,812	4,520,141	-	(12,449)	81,849
Salient International Dividend Signal Fund	584,843	34,852	(159,931)	459,764	3,209,152	49,673	(90,448)	58,907
Salient International Real Estate Fund	45,824	23,665	(24,239)	45,250	634,410	32,814	(38,549)	264
Salient Select Income Fund	28,558	22,634	(4,827)	46,365	946,768	13,634	(47,302)	(12,913)
Salient Tactical Muni & Credit Fund	117,817	6,386	(6,444)	117,759	909,103	9,214	(14,133)	(450)

					$19,030,528	$105,335	$(306,532)	$(49,201)

Salient Adaptive Income Fund

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 03/31/2018	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/(Loss)
Investments in affiliates held as of March 31, 2018
Salient Funds—Institutional Class shares
Salient International Dividend Signal Fund	263,675	-	(223,006)	40,669	$283,866	$4,536	$(154,499)	$171,547
Salient International Real Estate Fund	85,310	45,741	(53,417)	77,634	1,088,430	58,903	(65,654)	1,737
Salient Select Income Fund	55,631	32,340	(7,358)	80,613	1,646,120	25,160	(103,417)	(6,566)
Salient Tactical Muni & Credit Fund	223,669	6,402	(90,651)	139,420	1,076,325	16,496	(18,644)	(8,599)

					$4,094,741	$105,095	$(342,214)	$158,119

Item 2 – Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	5/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	5/24/2018

By:	/s/ Barbara H. Tolle
Barbara H. Tolle
Principal Financial Officer

Date:	5/24/2018

4